INCOME TAXES - Components of Current and Deferred Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Income Tax Disclosure [Abstract]
Current tax (expense) benefits	$ (13,239)	$ 3,952	$ (12,644)
Deferred tax (expense) benefit	(18,952)	(4,155)	517
Provision for income taxes	$ (32,191)	$ (203)	$ (12,127)